Earnings Per Share (Schedule Of Computation Of Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net Income, Earnings	$ 77,227	$ 89,304	$ 85,979
Net Income, Earnings per Share	$ 4.24	$ 4.72	$ 4.19
Net Income, Diluted Earnings per Share	$ 4.16	$ 4.62	$ 4.10
Income from Continuing Operations, Earnings, Shares	18,199	18,924	20,523
Dilutive stock options	278	316	335
Nonvested stock awards	108	99	87
Net Income, Diluted Earnings, Shares	18,585	19,339	20,945